Parent company only condensed financial information (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Statements of Cash Flows
Net cash used in operating activities	$ 3,037,077	¥ 20,881,422	¥ 26,856,727	¥ 8,240,371
Cash flows from investing activities:
Purchases of investment securities	(663,557)	(4,562,283)	(7,824,277)	(50,000)
Cash received from disposal of investment securities	46,248	317,975		16,440
Loans provided to JD Digits	910,369	6,259,241	(6,187,891)	1,856,144
Net cash used in investing activities	(3,793,032)	(26,078,992)	(39,815,291)	(45,481,435)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net	513,689	3,531,870
Repurchase of ordinary shares	(29,945)	(205,886)		(5,338,274)
Purchase of capped call options				(2,007,100)
Proceeds from long-term borrowings	420,417	2,890,575
Proceeds from settlement of capped call options			737,501	1,463,218
Proceeds from issuance of ordinary shares pursuant to stock plans	7,062	48,555	135,745	82,396
Proceeds from unsecured senior notes, net of discount and debt issuance costs				6,355,969
Net cash provided by financing activities	1,631,871	11,219,928	19,234,985	40,699,471
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	244,515	1,681,163	(641,534)	726,462
Net increase in cash, cash equivalents, and restricted cash	1,120,431	7,703,521	5,634,887	4,184,869
Cash, cash equivalents, and restricted cash at beginning of year	4,334,017	29,798,537	24,163,650	19,978,781
Cash, cash equivalents, and restricted cash at end of year	5,454,448	37,502,058	29,798,537	24,163,650
Parent company
Condensed Statements of Cash Flows
Net cash used in operating activities	(33,917)	(233,195)	(105,219)	(33,756)
Cash flows from investing activities:
Purchases of investment securities	(110)	(755)
Cash received from disposal of investment securities	1,148	7,893		16,440
Receipts from/(prepayments and investments in) subsidiaries, consolidated VIEs and VIEs' subsidiaries	(1,807,175)	(12,425,233)	2,359,092	(3,364,402)
Prepayments and investments in equity investees			(7,646)
Loans provided to JD Digits	(122,117)	(839,617)	(31,161)	(369,570)
Net cash used in investing activities	(1,928,254)	(13,257,712)	2,320,285	(3,717,532)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net	513,689	3,531,870
Repurchase of ordinary shares	(29,945)	(205,886)		(5,338,274)
Purchase of capped call options				(2,007,100)
Proceeds from long-term borrowings	420,417	2,890,575
Proceeds from settlement of capped call options			737,501	1,463,218
Proceeds from issuance of ordinary shares pursuant to stock plans	7,062	48,555	135,745	82,396
Proceeds from unsecured senior notes, net of discount and debt issuance costs				6,355,969
Upfront fee payment for long-term borrowings	(11,865)	(81,581)
Net cash provided by financing activities	899,358	6,183,533	873,246	556,209
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	78,447	539,361	(240,077)	369,104
Net increase in cash, cash equivalents, and restricted cash	(984,366)	(6,768,013)	2,848,235	(2,825,975)
Cash, cash equivalents, and restricted cash at beginning of year	1,303,877	8,964,809	6,116,574	8,942,549
Cash, cash equivalents, and restricted cash at end of year	$ 319,511	¥ 2,196,796	¥ 8,964,809	¥ 6,116,574